Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 222,765	$ 214,082
Accumulated depreciation and amortization	(131,719)	(122,884)
Property and equipment, net	91,046	91,198
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	820	820
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	75,308	74,486
Machinery, Vehicles and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79,002	76,117
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,782	15,282
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 50,853	$ 47,377